Property of Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 80,839,908
Impairment	152,848	$ 1,429,348
Ending balance	81,295,192	80,839,908
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	184,479,011	177,945,666
Additions	6,861,355	6,871,583
Disposal	(566,334)	(338,238)
Ending balance	190,774,032	184,479,011
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(103,639,103)	(96,777,344)
Impairment	(152,848)	(1,429,348)
Disposal	399,200	191,771
Depreciation charge	(6,086,089)	(5,624,172)
Ending balance	(109,478,840)	(103,639,103)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,025,307
Ending balance	1,025,307	1,025,307
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,025,307	1,025,619
Disposal	0	(312)
Transfers		0
Ending balance	1,025,307	1,025,307
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,195,351	48,263,593
Disposal	(154,337)	(19,364)
Transfers	576,400	951,122
Ending balance	49,617,414	49,195,351
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34,577,607)	(32,458,572)
Impairment	(70,455)	(794,788)
Disposal	28,689	19,364
Depreciation charge	(1,279,784)	(1,343,611)
Ending balance	(35,899,157)	(34,577,607)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,112,267
Ending balance	57,942,520	19,112,267
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,633,103	58,829,491
Disposal	(102,136)	(64,452)
Transfers	40,776,279	868,064
Ending balance	100,307,246	59,633,103
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40,520,836)	(38,836,262)
Impairment	(82,084)	(176,728)
Disposal	96,511	63,195
Depreciation charge	(1,858,317)	(1,571,041)
Ending balance	(42,364,726)	(40,520,836)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,911,807
Ending balance	1,487,535	1,911,807
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,429,556	12,278,561
Disposal	(278,730)	(220,682)
Transfers	310,422	371,677
Ending balance	12,461,248	12,429,556
Transport and Load Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,517,749)	(8,868,709)
Impairment	0	(426,997)
Disposal	274,000	75,772
Depreciation charge	(729,964)	(1,297,815)
Ending balance	(10,973,713)	(10,517,749)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,992
Ending balance	94,973	77,992
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,473,576	3,431,610
Disposal		0
Transfers	47,203	41,966
Ending balance	3,520,779	3,473,576
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,395,584)	(3,337,394)
Impairment	0	(25,294)
Disposal		0
Depreciation charge	(30,222)	(32,896)
Ending balance	(3,425,806)	(3,395,584)
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,807,160	18,826,905
Disposal	(31,131)	(33,428)
Transfers	1,484,118	1,013,683
Ending balance	21,260,147	19,807,160
Quarries [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,073,904)	(12,756,697)
Impairment	0	(2,951)
Disposal	0	33,430
Depreciation charge	(2,157,677)	(1,347,686)
Ending balance	(16,231,581)	(14,073,904)
Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81,326
Ending balance	103,074	81,326
Tools [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	634,749	603,466
Transfers	52,182	31,283
Ending balance	686,931	634,749
Tools [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(553,423)	(519,710)
Impairment	(309)	(2,590)
Depreciation charge	(30,125)	(31,123)
Ending balance	(583,857)	(553,423)
Works in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,280,209
Ending balance	1,894,960	38,280,209
Works in process [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,280,209	34,686,421
Additions	6,861,355	6,871,583
Transfers	(43,246,604)	(3,277,795)
Ending balance	$ 1,894,960	$ 38,280,209